UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                    June 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Phoenix Variable Advisors, Inc.

Address:          One American Row                  Hartford,  Connecticut 06115

Form 13F File Number: 028-10577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Beers

Title:         Secretary

Phone:         860-403-5050

Signature, Place, and Date of Signing:

/s/ John H. Beers                   Hartford, CT                August 13, 2007
------------------                  [City, State]                   [Date]
[Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

       Form 13F File Number            Manager

       028-02321                       Alliance Capital Management L.P.
       028-00869                       Fred Alger Management, Inc.
       028-05412                       Bennett Lawrence
       801-15757                       Morgan Stanley Investment Inc.

                              Form 13F Summary Page

                                 Report Summary:


Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: $60,753,388.75

                                                             FORM 13F
                                        REPORTING MANAGER: PHOENIX VARIABLE ADVISOR, INC.
                                               FOR THE QUARTER ENDED JUNE 30, 2007

ITEM 1                           ITEM 2     ITEM 3      ITEM 4               ITEM 5          ITEM 6    ITEM 7       ITEM 8
------                           ------     ------      ------               ------          ------    ------       ------
                                                                                                                VOTING AUTHORITY
                                                                                                                ----------------
                                                         FAIR       SHARES OR
                                TITLE OF    CUSIP        MARKET     PRINCIPAL  SH/  PUT/    INVESTMENT   MANA-  SOLE  SHARED NONE
         NAME OF ISSUER          CLASS      NUMBER       VALUE       AMOUNT    PRN  CALL    DISCRETION   GERS    (A)   (B)   (C)
         --------------          -----      ------       -----       ------    ---  ----    ----------   ----    ---   ---   ---

ISHARES JAPAN IDX FD             COMMON   464286848  1,808,889.15   124,665   SH            124,665      1       124,665
ISHARES MSCI EMERGING MKT INDEX  COMMON   464287234  2,981,872.50    22,650   SH             22,650      1        22,650
ISHARES GS$ INVESTOP CORPORATE
 BOND FUND                       COMMON   464287242    918,877.46     8,783   SH            181,633      1       181,633
ISHARES S&P LATIN AMERICAN 40
 INDEX FUND                      COMMON   464287390  1,302,652.00     6,110   SH              6,110      1         6,110
ISHARES LEHMAN 20+ YEAR
 TREASURY BOND FUND              COMMON   464287432    637,667.79     7,487   SH              7,487      1         7,487
ISHARES LEHMAN 7-10 YEAR
 TREASURY BOND FUND              COMMON   464287440  1,641,423.78    20,242   SH             20,242      1        20,242
ISHARES LEHMAN 1-3 YEAR
 TREASURY BOND FUND              COMMON   464287457  2,449,128.48    30,553   SH             30,553      1        30,553
ISHARES DJ U.S.
 TELECOMMUNICATIONS SECTOR
 INDEX FUND                      COMMON   464287713  2,183,059.60    64,760   SH             64,760      1        64,760
ISHARES S&P EUROPE 350
 Index Fund                      COMMON   464287861  5,773,418.75    49,375   SH             49,375      1        49,375
ISHARES LEHMAN 10-20 YEAR
 TREASURY BOND FUND              COMMON   464288653    724,587.00     7,450   SH              7,450      1         7,450
ISHARES LEHMAN 3-7 YEAR
 TREASURY BOND FUND              COMMON   464288661  1,879,074.60    18,870   SH             18,870      1        18,870
ISHARES LEHMAN SHORT TREASURY
 BOND FUND                       COMMON   464288679  4,085,186.40    37,260   SH             37,260      1        37,260
MATERIALS SELECT SECTOR
 SPDR TRUST                      COMMON   81369Y100  1,589,303.30    39,310   SH             39,310      1        39,310
HEALTH CARE SELECT SECTOR
 SPDR FUND                       COMMON   81369Y209  6,108,983.10   173,010   SH            173,010      1       173,010
CONSUMER STAPLES SELECT SECTOR
 SPDR FUND                       COMMON   81369Y308  3,346,794.88   123,772   SH            123,772      1       123,772
CONSUMER DISCRETIONARY SELECT
 SECTOR SPDR FUND                COMMON   81369Y407  1,703,180.80    43,360   SH             43,360      1        43,360
ENERGY SELECT SECTOR SPDR FUND   COMMON   81369Y506  3,552,985.00    51,500   SH             51,500      1        51,500
FINANCIAL SELECT SECTOR SPDR
 FUND                            COMMON   81369Y605  8,232,252.48   227,536   SH            227,536      1       227,536
INDUSTRIAL SELECT SECTOR SPDR
 FUND                            COMMON   81369Y704  3,534,369.28    90,532   SH             90,532      1        90,532
TECHNOLOGY SELECT SECTOR SPDR
 FUND                            COMMON   81369Y803  4,094,284.80   159,933   SH            159,933      1       159,933
UTILITIES SELECT SECTOR INDEX    COMMON   81369Y886  2,205,397.60    55,720   SH             55,720      1        55,720
                                                    60,753,388.75


